1933 Act No. 333-37227
                                                       1940 Act No. 811-08405


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 24                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 25                                                       [X]


                       EVERGREEN SELECT MONEY MARKET TRUST
             (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200

                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801

                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[X] immediately  upon filing  pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after  filing  pursuant to  paragraph (a)(1)
[ ] on [date] pursuant to  paragraph (a)(1)
[ ] 75 days after  filing  pursuant to  paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                   CONTENTS OF

                         POST-EFFECTIVE AMENDMENT NO. 24
                                       to

                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 24 to Registrant's Registration Statement No. 333-37227/811-08405 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                     PART A
                                     ------

                 Prospectus for SNAP Fund is contained herein.

     Prospectuses for Administrative, Institutional, Institutional Service,
         Investor, Participant, Reserve and Resource shares of Evergreen
        Cash Management Money Market Fund, Evergreen Institutional Money
       Market Fund, Evergreen Institutional Municipal Money Market Fund,
  Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Institutional 100% Treasury
    Money Market Fund (Institutional and Institutional Services shares only)
               are contained in Post-Effective Amendment No. 23 to Registration Statement Nos. 333-37227/811-08405 filed on June 28, 2002 and are incorporated by reference herein.

        Prospectus for USAA Asset Management Account including Evergreen Institutional Money Market Fund and Evergreen Institutional Municipal
      Money Market Fund (Institutional Service shares only) is contained in Post-Effective Amendment No. 23 to Registration Statement Nos. 333-37227/811-08405 filed on June 28, 2002 and is incorporated by reference herein.

      Prospectuses (4) for USAA Investment Management Company for Evergreen Institutional Money Market Fund (Participant shares only), Evergreen
 Institutional Municipal Money Market Fund (Participant shares only), Evergreen
   Institutional Money Market Fund (Institutional shares only) and Evergreen
                 Institutional Money Market Fund and Evergreen
            Institutional Municipal Money Market Fund (Institutional
         Service shares only) are contained in Post-Effective Amendment
       No. 23 to Registration Statement Nos. 333-37227/811-08405 filed on
            June 28, 2002 and are incorporated by reference herein.

     Prospectus for Institutional shares of Evergreen Prime Cash Management
           Money Market Fund is contained in Post-Effective Amendment
       No. 22 to Registration Statement Nos. 333-37227/811-08405 filed on
             June 10, 2002 and is incorporated by reference herein.


                                     PART B
                                     ------

                Statement of Additional Information for SNAP Fund
                              is contained herein.

       Statement of Additional Information for Evergreen Cash Management
     Money Market Fund, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional
      Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund
is contained in  Post-Effective Amendment No. 23 to Registration Statement Nos.
     333-37227/811-08405 filed on June 28, 2002 and is incorporated by reference herein.

    Statement of Additional Information for Institutional shares of Evergreen
          Prime Cash Management Money Market Fund is contained in
        Post-Effective Amendment No. 22 to Registration Statement Nos. 333-37227/811-08405 filed on June 10, 2002 and is incorporated by reference herein.



                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                                   PROSPECTUS

                                    SNAP FUND

                           (see attached html file)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                    SNAP FUND

                                   SNAPSM FUND

                                    Form N-1A

                                     Part B

                       Statement of Additional Information

                                November 1, 2002

     SNAPSM Fund (the "Fund") is a series of shares of beneficial interest of Evergreen Select Money Market Trust (the "Trust"). This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the prospectus of the Fund dated November 1, 2002. A copy of the prospectus can be obtained by calling 1.800.570.SNAP. You may obtain the prospectus and this SAI without charge by downloading it off the SNAPSM Fund website at www.vasnap.com.

     Certain disclosure has been incorporated by reference from the Fund's Annual Report, a free copy of which can be obtained by calling 1.800.570.SNAP.

                                TABLE OF CONTENTS

CAPTION                                                         PAGE

-------------                                                   ----
General ................................................          2
Investment Restrictions ................................          2
Management of the Trust ................................          3
Principal Holders of Securities ........................          8
Investment Advisory and Other Services .................          9
Brokerage ..............................................         10
Determination of Net Asset Value .......................         11
Tax Status .............................................         12
Independent Auditors ...................................         13
Custodian ..............................................         13
Transfer and Dividend Dispersing Agent .................         13
Performance Information ................................         13
Shareholder Liability ..................................         13
Ratings ................................................         15
Financial Statements ...................................         15

                                     GENERAL

     The Trust is an open-end investment management company organized as a Delaware business trust on September 18, 1997. The Fund is a diversified money-market fund.

     The Trust has an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into eight series, one representing the Fund, the others representing other funds with varying investment objectives and policies. Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

                             INVESTMENT RESTRICTIONS

     The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares. The Fund may not:

1. Purchase any security (other than U.S. government securities) if as a result: (i) as to 75% of the Fund's total assets, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Fund's total assets would be invested in a single industry, except that the Fund may invest up to 100% of its assets in securities of issuers in the banking industry.

2.     Acquire more than 10% of the voting securities of any issuer.

3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

4. Issue any class of securities which is senior to the Fund's shares of beneficial interest.

5. Purchase or sell securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments in connection with transactions in futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.)

6. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

7. Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes.

8. Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by these investment restrictions.

9. Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

10. Make loans, except by purchase of debt obligations or other instruments in which the Fund may invest consistent with its investment policies or by entering into repurchase agreements.

     In addition, the Fund has adopted the non-fundamental policies set forth below which may be changed without shareholder approval:

1. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).

2. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition.

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a prospectus with respect to the Fund, the other investment policies described in this SAI or in a prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change the Fund's investment objective without shareholder approval.

     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended June 30, 2002, the Executive Committee held 11 committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended June 30, 2002, the Audit Committee held 4 committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended June 30, 2002, the Performance Committee held 4 committee meetings.

         Set forth below are the Trustees of the Trust and each of the other eight Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of           Other
                                        Beginning                                                 Portfolios       Directorships
        Name and            Position     Year of                                                  Overseen in       held outside
      Date of Birth           with       Term of       Principal Occupations for Last Five      Evergreen funds     of Evergreen
                             Trust       Office*                      Years                         complex as        funds complex
                                                                                                 of 12/31/2001
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Former Director, Executive Vice
                                                     President and Treasurer, State Street
                                                     Research & Management Company
                                                     (investment advice); Director, The
                                                     Andover Companies (insurance); Trustee,
Charles A. Austin III                                Arthritis Foundation of New England;
DOB: 10/23/1934                                        Director, The Francis Ouimet Society;
                                                     Former Investment Counselor, Appleton
                                                     Partners, Inc. (investment advice);
                                                     Former Director, Health Development
                            Trustee        1991      Corp. (fitness-wellness centers);                104                None
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Chairman   and   President,
                                                     Oldways   Preservation  and
                                                     Exchange Trust (education);
                                                     Trustee,    Treasurer   and
                                                     Chairman   of  the  Finance
                                                     Committee,        Cambridge
                                                     College;   Former  Managing
                                                     Partner,  Roscommon Capital
                                                     Corp.;
K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/1938                                        and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             104                None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Leroy Keith, Jr.            Trustee        1983      Partner, Stonington Partners, Inc.
DOB: 2/14/1939                                       (private investment firm); Trustee of
                                                     Phoenix Series Fund, Phoenix Multi-Portfolio      104               None
                                                     Fund, and The Phoenix Big Edge Series Fund;
                                                     Former  Chairman  of the Board  and Chief
                                                     Executive  Officer,  Carson  Products
                                                     Company  (manufacturing);  Former  Director
                                                     of Phoenix  Total  Return  Fund and Equifax, Inc.
                                                     (worldwide information  management);
                                                     Former President,  Morehouse College; Former
                                                     Director, Mentor Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust, Phoenix
                                                     Series Fund, Phoenix  Multi-Portfolio Fund, and
                                                     The Phoenix Big Edge Series Fund Partner, Stonington
                                                     Partners, Inc.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Sales Manager, SMI-STEEL - South
                                                     Carolina (steel producer); Former Sales
Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/1939                                         Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               104                None
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Thomas L. McVerry           Trustee        1993      Director of Carolina  Cooperative Credit
DOB: 8/2/1938                                        Union; Former Director,  Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor Funds
                                                     and Cash Resource Trust.                          104                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
William Walt Pettit         Trustee        1984      Partner  and Vice  President  in the law
DOB: 8/26/1955                                       firm of Kellam & Pettit,  P.A.;  Former
                                                     Director,  Mentor  Income  Fund,  Inc.;
                                                     Former  Trustee,  Mentor Funds and Cash
                                                     Resource Trust.                                    104                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President,  Richardson,  Runden & Company
DOB: 9/19/1941                                       (new  business  development/consulting
                                                     company);  Managing Director,  Kennedy
                                                     Information,  Inc. (executive recruitment
                                                     information   and   research   company);
                                                     Trustee,   411   Technologies, LLP
                                                     (communications);   Director,  J&M  Cumming
                                                     Paper  Co.  (paper  merchandising); Columnist,
                                                     Commerce  and  Industry  Association  of
                                                     New  Jersey;  Former  Vice Chairman, DHR
                                                     International,  Inc. (executive  recruitment);
                                                     Former Senior Vice President,  Boyden International
                                                     Inc. (executive recruitment);  Former Director,
                                                     Mentor  Income  Fund,  Inc.;  Former  Trustee,
                                                     Mentor  Funds and Cash  Resource Trust.          104                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Russell A. Salton, III MD   Trustee        1984      Medical Director, Healthcare Resource
DOB: 6/2/1947                                        Associates, Inc.; Former Medical Director,
                                                     U.S. Health Care/Aetna Health Services;
                                                     Former Consultant,  Managed Health Care;
                                                     Former President,  Primary Physician Care;
                                                     Former Director,  Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.                               104                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S. Scofield;
DOB: 2/20/1943                                       Former  Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.                               104                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent     Consultant; Director,
                                                     Trust Company of CT; Trustee,  Saint
                                                     Joseph College  (CT);  Director of
                                                     Hartford   Hospital,    Old State
                                                     House   Association; Trustee, Greater
                                                     Hartford YMCA; Former Chairman,
                                                     Environmental Warranty,
                                                     Inc. (insurance  agency);
                                                     Former Executive Consultant, Drake
                                                     Beam Morin, Inc. (executive outplacement);
Richard J. Shima                                     Former Director of Enhance Financial Services,
DOB: 8/11/1939                                       Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Chairman, Board of Trustees,              104                None
                                                     Hartford Graduate Center; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------
                                                    Current Member and Former President,
                                                    North Carolina Securities Traders
                                                    Association; Member, Financial Analysts
                                                    Society; Former Chief Investment
Richard K. Wagoner,                                 Officer, Executive Vice President and
CFA**                                               Head of Capital Management Group, First
DOB: 12/12/1937                                     Union National Bank; Former Consultant
                                                    to the Boards of Trustees of the
                           Trustee        1999      Evergreen funds; Former Member, New York          104               None
                                                    Stock Exchange; Former Trustee, Mentor
                                                    Funds and Cash Resource Trust.
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------


* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen Funds Shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2001. As of that date, the Trustees did not own shares of the SNAPSM Fund.

---------------------------- ---------------------------------------------- --------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee            Fund                                             Dollar Range of          Range of
                                                                             Investment in Fund   Investment in Fund
                                                                                                        Complex
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
Austin, Charles A., III*     Evergreen Health Care Fund                     $1-$10,000            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
Gifford, K. Dun              None
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
Keith, Dr. Leroy, Jr.        Evergreen Omega Fund                           $10,001-$50,000       $10,001-$50,000
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
                             Evergreen Capital Growth Fund                  $10,001-$50,000
McDonnell, Gerald M.*                                                                             $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Emerging Markets Growth Fund         $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Health Care Fund                     $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Short Duration Income Fund           $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           $10,001-$50,000
============================ ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
                             Evergreen Aggressive Growth Fund               $10,001-$50,000
McVerry, Thomas L.*                                                                               $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $1-$10,000
============================ ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
                             Evergreen Emerging Markets Growth Fund         $1-$10,000
Pettit, William W.*                                                                               $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
============================ ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
                             Evergreen Equity Index Fund                    $10,001-$50,000
Richardson, David M.                                                                              $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
Salton, Dr. Russell A.,      None

III*

============================ ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
                             Evergreen Aggressive Growth Fund               $10,001-$50,000
Scofield, Michael S.*                                                                             Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Balanced Fund                        $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Equity Index Fund                    $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Intermediate Term Bond Fund          $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
                             Evergreen Connecticut Municipal Bond Fund      $10,001-$50,000
Shima, Richard                                                                                    Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen International Growth Fund            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
                             Evergreen Omega Fund                           $50,001-$100,000
Wagoner, Richard                                                                                  Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Cap Value Fund                 Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Company Growth Fund            $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Money Market Fund                    Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------

* In addition to the above  investment  amounts,  the Trustee has over  $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation plans.

         Set forth below are the officers of each of the nine Evergreen Trusts. Name, Address and Date of Birth/Position with Trust/Principal Occupation for Last Five Years

William M. Ennis/301 S. Tryon, 12th Floor Charlotte, NC 28288/DOB: 6/26/60/ President/ President and Chief Executive Officer, Evergreen Investment Company and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A..

Carol Kosel/200 Berkeley Street Boston, MA 02116/DOB: 12/25/63/Treasurer/ Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce/200 Berkeley Street Boston, MA 02116/DOB: 4/20/60/Secretary/ Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt/BISYS 3435 Stelzer Road Columbus, OH 43219-8001/DOB: 6/6/63/Vice President and Assistant Treasurer/ Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft/BISYS 3435 Stelzer Road Columbus, OH 43219-8001/DOB: 1/23/65/Vice President/ Team Leader, Fund Administration, BISYS Fund Services.


Trustee Compensation

     Listed below is the Trustee compensation paid by the Fund for the fiscal year ended June 30, 2002 and by the Trust and the eight other trusts in the Evergreen fund complex for twelve months ended December 31, 2001. The Trustees do not receive pension or retirement benefits from the Evergreen Funds.

=================================================================================================
             Trustee                Aggregate Compensation from    Total Compensation from the
                                    the Fund for fiscal year        Evergreen Fund Complex for
                                           ended 6/30/2002*           the twelve months ended
                                                                           12/31/2001**
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Laurence B. Ashkin***                            $858                         $40,250
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Charles A. Austin, III                          $2,019                        $93,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Arnold H. Dreyfuss***                            $856                         $43,250
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
K. Dun Gifford                                  $2,204                       $109,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
James S. Howell****                              $858                         $40,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                                $2,019                        $92,500
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Gerald M. McDonnell                             $2,192                        $93,500
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Thomas L. McVerry                               $2,019                        $93,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.+                        $1,041                        $92,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
William Walt Pettit                             $2,019                        $93,500
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
David M. Richardson                             $2,019                        $93,500
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Russell A. Salton, III                          $2,206                       $103,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Michael S. Scofield                             $2,393                       $120,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Richard J. Shima                                $2,019                        $93,500
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Richard K. Wagoner                              $2,010                        $93,000
=================================================================================================

*The Fund's investment advisor has agreed to waive a portion of its advisory fee in an amount
**Certain Trustees have elected to defer all or part of their total compensation for the twelve

Austin                         $55,800
Howell                         $28,000
McVerry                        $93,000
Moelchert                      $92,000
Pettit                         $93,500
Scofield                       $39,375

***As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
**** As of January 1, 2000, James S. Howell retired and became Trustee Emeritus. + As of January 1, 2002, Louis W. Moelchert, Jr. resigned. He received compensation through December 31, 2001.


     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                         PRINCIPAL HOLDERS OF SECURITIES

     As of October 1, 2002, the officers and Trustees of the Trust owned as a group less than one percent of the outstanding shares of the Fund. To the knowledge of the Fund, no person owned beneficially 5% or more of the outstanding shares of the Fund as of that date, except as follows:


        Commonwealth of Virginia                                          12.57%
        101 North 14th Street
        Richmond, VA 23219

        Virginia Port Authority                                           6.09%
        600 World Trade Center
        Norfolk, VA 23510-1617

        Commonwealth Transportation Board                                 31.76%
        1401 E. Broad Street
        Richmond, VA 23219


                     INVESTMENT ADVISORY AND OTHER SERVICES

     Evergreen Investment Management Company, LLC (EIMC) acts as investment advisor to the Fund pursuant to a management contract (the "Management Contract") with the Trust. Subject to the supervision and direction of the
Trustees, EIMC, as investment advisor, manages the Fund's portfolio in accordance with the stated policies of the Fund and of the Trust. EIMC makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. EIMC bears all expenses in connection with the performance of its services. In addition, EIMC pays the salaries of all officers and employees who are employed by it and the Trust.

     EIMC has over $105.6 billion in assets under management and is a subsidiary of Wachovia Corporation ("Wachovia"), the fourth largest bank holding company in the United States, with over $333.8 billion in consolidated assets as of 9/30/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

     As compensation for EIMC's services, the Fund pays a fee, accrued daily and paid monthly, at an annual rate as follows: for the first $1 billion of assets under management, 0.08% of the average daily net assets in the Fund; for the next $1 billion under management, 0.06% of the average daily net assets in the Fund; and for any amounts over $2 billion under management, 0.04% of the average daily net assets in the Fund.

     For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the Fund paid its investment advisor $1,182,373, $1,050,320 and $884,885, respectively, pursuant to the Management Contract.

     EIMC provides the Trust on behalf of the Fund with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Fund and for the other investment advisory clients of EIMC and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in EIMC's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. EIMC employs a professional staff of portfolio managers who draw upon a variety of resources for research information for the Fund.

     The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more series of the Trust, including the Fund, may be allocated in proportion to the net asset values of the respective series except where allocations of direct expenses can otherwise be fairly made.

     Expenses incurred in the operation of the Fund or otherwise allocated to the Fund, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wachovia Securities, Inc. and subsidiaries, Securities and Exchange Commission (SEC) fees and related expenses, state Blue Sky notification and filing fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and SAIs for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters, are borne by the Fund.

     The Management Contract entered into by the Trust in respect of the Fund is subject to annual approval by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or EIMC, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contract is terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the Fund's shares, or by EIMC, as applicable.

     Evergreen Distributor, Inc. (EDI), an affiliate of BISYS Fund Services, located at 90 Park Avenue, New York, New York 10016, serves as the principal underwriter to the Fund.

     Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116, serves as administrator to the Fund pursuant to an agreement dated June 9, 1999. Under the terms of the agreement, EIS provides administrative services to the funds within the Evergreen family of funds, but does not receive a fee from the SNAPSM Fund.

                                    BROKERAGE

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Fund will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Fund would not ordinarily pay significant brokerage commissions with respect to securities transactions.

     EIMC places all orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. EIMC seeks the best overall terms available for the Fund, except to the extent EIMC may be permitted to pay higher brokerage commissions as described below. In doing so, EIMC, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")), from broker-dealers that execute portfolio transactions for the clients of such advisors and from third parties with which such broker-dealers have arrangements. Consistent with this practice, EIMC receives brokerage and research services and other similar services from many broker-dealers with which it places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services, and personal computers utilized by EIMC's managers and analysts. Where the services referred to above are not used exclusively by EIMC for research purposes, EIMC, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to EIMC and its affiliates in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund.

     As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, EIMC may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to EIMC an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. EIMC's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. EIMC does not currently intend to cause the Fund to make such payments. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, EIMC will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

     Consistent with the Rules of Fair Practice of National Association of Securities Dealers Regulation, Inc. and subject to such other policies as the Trustees may determine, EIMC may consider sales of shares of the Fund (and, if permitted by law, of other Evergreen funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

                        DETERMINATION OF NET ASSET VALUE

     The Trust determines net asset value per share of the Fund twice each day the New York Stock Exchange (the "Exchange") is open, once at 12:00 noon and again at the close of regular trading on the Exchange. Currently, the Exchange is closed Saturdays, Sundays, and the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.

     The valuation of the Fund's portfolio securities is based upon amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which individual security values, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply on a day when the use of amortized cost by the Fund resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

     The valuation of the Fund's portfolio instruments at amortized cost is permitted in accordance with SEC Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of the Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation may result in material dilution or is otherwise unfair to existing shareholders, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

     Since the net income of the Fund is declared as a dividend each time it is determined, the net asset value per share of the Fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Fund in the shareholder's account on the last day of each month (or, if that day is not a business day, on the preceding business day). It is expected that the Fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by the Fund (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the Fund.

     Should the Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

                                   TAX STATUS

     The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to federal income tax on any of its net investment income or net capital gains that are distributed to shareholders. As a series of a Delaware business trust, the Fund will not under present law be subject to any excise or income taxes in Delaware.

     In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute annually at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To satisfy these requirements, the Fund may engage in investment techniques that affect the amount, timing, and character of its income and distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     The Fund is required to withhold 30% of all income dividends and capital gain distributions, and 30% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom the Fund is notified that the shareholder has under reported income in the past, or who fails to certify to the Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local, foreign, and other taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local, or foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law.

                              INDEPENDENT AUDITORS

     KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Trust's independent auditors, providing audit services, tax return review, and other tax consulting services. The audited financial statements incorporated by reference into the SAI have been so incorporated in reliance upon the report of KPMG LLP, the independent auditors, given on the authority of said firm as experts in auditing and accounting.

                                    CUSTODIAN

     The custodian of the Fund, State Street Bank and Trust Company (State Street), is located at 225 Franklin Street, Boston, Massachusetts 02110. Its responsibilities include generally safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

                           TRANSFER AND DIVIDEND AGENT

     Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, is the transfer agent to the Fund. ESC has entered into a contract with State Street whereby State Street acts as the transfer and dividend dispersing agent for the underlying accounts of the Fund. In that role, State Street maintains the books and records of the Fund.

                             PERFORMANCE INFORMATION

     The yield of the Fund is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Fund's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. Based on the seven-day period ended June 30, 2002, the Fund's yield was 1.96% and its effective yield was 1.98%.

     All data for the Fund is based on past performance and does not predict future results. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. The Fund's yield does not reflect any expenses incurred by the Commonwealth of Virginia State Non-Arbitrage Program, through which shares of the Fund are currently being offered (the "SNAPSM Program"), or by participants in the SNAPSM program.

                              SHAREHOLDER LIABILITY

     Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. However, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in states other than Delaware, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware trust to liability. To guard against this risk, the Declaration of Trust: (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In view of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.


                                     RATINGS

A-1 And Prime-1 Commercial Paper Ratings

     The rating A-1 (including A-1+) is the highest commercial paper rating assigned by Standard & Poor's Ratings Services (S&P). Commercial paper rated A-1 by S&P has the following characteristics:

o        liquidity ratios are adequate to meet cash requirements;

o        long-term senior debt is rated "A" or better;

o        the issuer has access to at least two additional channels of borrowing;

o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

o        the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. (Moody's). Among the factors considered by Moody's in assigning ratings are the following:

o        evaluation of the management of the issuer;

o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

o evaluation of the issuer's products in relation to competition and customer acceptance;

o        liquidity;

o        amount and quality of long-term debt;

o        trend of earnings over a period of ten years;

o financial strength of parent company and the relationships which exist with the issuer; and

o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                              FINANCIAL STATEMENTS

     The Independent Auditors' Report, financial highlights, and financial statements with respect to the Fund are incorporated by reference to the Fund's Annual Report for the fiscal year ended June 30, 2002, a copy of which may be obtained without charge by calling 1.800.570.SNAP.

                                                        (SEC File No: 811-08405)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION

Item 23    Exhibits

Exhibit

Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on April 27, 2001

(c)       Provisions  of  instruments  defining  the rights      Included as part of Exhibits  1 and 2 of
          of  holders of the  securities  being  registered      Registrant's  Pre-Effective  Amendment  No.  1
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,        are  contained  in  the Declaration of Trust
          VII, VIII and By-laws Articles II, III and VIII        Filed on October 8, 1997


(d)       Investment Advisory and Management Agreement           Incorporated by reference to
          between the Registrant and Evergreen Investment        Registrant's Post-Effective Amendment No. 23
          Management Company, LLC                                Filed on June 28, 2002

(e)(1)    Administrative Class Principal Underwriting Agreement  Incorporated by reference to between the Registrant and Evergreen Distributor, Inc. Registrant's Post-Effective Amendment No. 17
                                                                 Filed on May 14, 2001

(e)(2)    Institutional Service Class Principal Underwriting     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 13
          Distributor, Inc.                                      Filed on November 15, 2000

(e)(3)    Investor Class Principal Underwriting Agreement        Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(e)(4)    Participant Class Principal Underwriting Agreement     Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(e)(5)    Reserve Class Principal Underwriting Agreement         Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(e)(6)    Resource Class Principal Underwriting Agreement        Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 23
                                                                 Filed on June 28, 2002

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 2
                                                                 Filed on May 29, 1998

(g)(2)    Letter Amendment to Custodian Agreement between        Incorporated by reference to Registrant's
          Registrant and State Street Bank and Trust             Post-Effective Amendment No. 8
          Company (Select U.S. Government Fund)                  Filed on September 29, 1999

(g)(3)    Letter Amendment to Custodian Agreement between        Incorporated by reference to Registrant's
          Registrant and State Street Bank and Trust             Post-Effective Amendment No. 13
          Company (Cash Management Money Market Fund,            Filed on November 15, 2000
          Cash Management Municipal Money Market Fund,
          Cash Management U.S. Government Money Market Fund)

(g)(4)    Letter Amendment to Custodian Agreement between        Incorporated by reference to Registrant's
          Registrant and State Street Bank and Trust             Post-Effective Amendment No. 12
          Company (SNAP Fund)                                    Filed on October 26, 2000

(g)(5)    Letter Amendment to Custodian Agreement                Contained herein.
          between Registrant and State Street Bank and Trust
          Company (Prime Cash Management Fund)

(h)(1)    Administrative Services Agreement between              Incorporated by reference to
          the Registrant and Evergreen Investment                Registrant's Post-Effective Amendment No. 23
          Services, Inc.                                         Filed on June 28, 2002

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment No. 23
                                                                 Filed on June 28, 2002

(h)(3)    Transfer Agent Agreement between the Registrant,       Incorporated by reference to Registrant's
          on behalf of SNAP Fund only, and State Street          Post-Effective Amendment No. 16
          Bank and Trust Company                                 Filed on April 27, 2001

(h)(4)    Sub-Transfer Agent Agreement between Registrant,       Incorporated by reference to Registrant's
          on behalf of SNAP Fund only, and Evergreen             Post-Effective Amendment No. 16
          Service Company, LLC                                   Filed on April 27, 2001

(h)(5)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          between the Registrant and Evergreen Service           Post-Effective Amendment No. 13
          Company, LLC (Evergreen Cash Management Money Market   Filed on November 15, 2000
          Fund, Evergreen Cash Management Municipal Money
          Market Fund, Evergreen Cash Management U.S.
          Government Money Market Fund)

(h)(6)    Letter Amendment to Transfer Agent Agreement           Contained herein.
          between the Registrant and Evergreen Service
          Company, LLC (Evergreen Prime Cash Management
          Money Market Fund)

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 1
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
          (re: SNAP)                                             Post-Effective Amendment No. 7
                                                                 Filed on August 17, 1999

(j)(1)    Consent of Ernst & Young LLP                           Incorporated by reference to Registrant's
            Prime Cash Management Money Market Fund              Post-Effective Amendment No. 22
                                                                 Filed on June 10, 2002

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to
            Cash Management Money Market Fund                    Registrant's Post-Effective Amendment No. 23
            Institutional Money Market Fund                      Filed on June 28, 2002
            Institutional Municipal Money Market Fund
            Institutional Treasury Money Market Fund
            Institutional U.S. Government Money Market Fund
            Institutional 100% Treasury Money Market Fund

(j)(3)    Consent of KPMG LLP                                    Contained herein.
            SNAP Fund

(k)       Not applicable

(l)       Not applicable

(m)(1)    Administrative Class 12b-1 Distribution Plan           Incorporated by reference to
          between the Registrant and Evergreen Distributor, Inc. Registrant's Post-Effective Amendment No. 17
                                                                 Filed on May 14, 2001

(m)(2)    Institutional Service 12b-1 Distribution Plan          Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 13
          Distributor, Inc.                                      Filed on November 15, 2000

(m)(3)    Investor Class 12b-1 Distribution Plan                 Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(m)(4)    Participant Class 12b-1 Distribution Plan              Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(m)(5)    Reserve Class 12b-1 Distribution Plan                  Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(m)(6)    Resource Class 12b-1 Distribution Plan                 Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 19
                                                                 Filed on October 25, 2001

(p)       Code of Ethics                                         Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 19
                                                                 Filed on October 25, 2001


Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None

Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions  for the  indemnification  of  Evergreen  Investment  Management
Company,  LLC,  the  Registrant's   Investment  Advisor  are  contained  in  the
Investment Advisory and Management Agreement.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the  indemnification of Evergreen Service Company,  LLC, the
Registrant's   transfer  agent,   are  contained  in  the  Master  Transfer  and
Recordkeeping Agreement between Evergreen Service Company, LLC and the
Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

        The Directors and principal  executive  officers of Wachovia Bank, N.A.
are:

G. Kennedy Thompson                Chairman, Wachovia Corporation and Wachovia
                                   Bank, N.A., Chief Executive Officer,
                                   President and Director, Wachovia
                                   Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, Wachovia Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, Wachovia Bank, N.A.

         All of the above  persons are located at the following  address:
Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288-0630.

Item 27.       Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Sheehan, Dell and Mangum are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

               Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25th day of October, 2002.

                                         EVERGREEN SELECT MONEY MARKET TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of October, 2002.


/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce*                Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry              /s/ Russell A. Salton, III MD
-----------------------------    -----------------------------      -------------------------------
Gerald M. McDonnell*             Thomas L. McVerry*                  Russell A. Salton, III MD*
Trustee                          Trustee                             Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------     ---------------------------
Michael S. Scofield*              David M. Richardson*              Richard K. Wagoner*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima
------------------------------   ------------------------------
Leroy Keith, Jr.*                Richard J. Shima*
Trustee                          Trustee


*By: /s/ Catherine F. Kennedy
-------------------------------
Catherine F. Kennedy
Attorney-in-Fact

*Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number    Exhibit
------    -------
(g)(5)    Letter Amendment to Custodian Agreement
          between Registrant and State Street Bank and Trust
          Company (Prime Cash Management Fund)

(h)(6) Letter Amendment to Transfer Agent Agreement between the Registrant and Evergreen Service
          Company, LLC (Evergreen Prime Cash Management
          Money Market Fund)

(j)(3)    Consent of KPMG LLP - SNAP Fund

State Street Bank and Trust Company
Lafayette Corporate Center
LCC/3SW
2 Avenue de Lafayette
Boston, MA  02111

         Re:      EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND

To:      William E. Monaghan, II, Vice President


This is to advise you that Evergreen Select Money Market Trust (the "Trust") has established a new series of shares to be known as EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND. In accordance with the Additional Funds provision of Section 18 of the Custodian Agreement dated 9/18/1997 between the Trust and State Street Bank and Trust Company, the Trust hereby requests that you act as Custodian for the new series under the terms of the aforementioned contract.

Please indicate your acceptance of the foregoing by executing two copies of this Letter Agreement, returning one copy to my attention and retaining one copy for your records.

Evergreen Select Money Market Trust

By:  /s/ Elizabeth A. Smith
  ____________________________
         Elizabeth A. Smith
Title:   Assistant Secretary

State Street Bank and Trust Company

By:_____________________________

Title:____________________________

Agreed to as of the 15th day of February, 2002.

                       EVERGREEN SELECT MONEY MARKET TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116


                                                             March 1, 2002


Evergreen Service Company
200 Berkeley Street
Boston, Massachusetts 02116

To Whom It May Concern:

Pursuant to Paragraph 1 of the Master Transfer and Recordkeeping Agreement dated September 18, 1997 between Evergreen Service Company and various Funds (the "Agreement"), as defined in the Agreement, this is to notify Evergreen Service Company that Evergreen Prime Cash Management Money Market Fund, a series of Evergreen Select Money Market Trust, hereby elects to become a Fund party to such Agreement.

                              EVERGREEN SELECT MONEY MARKET TRUST
                              on behalf of:
                              Evergreen Prime Cash Management Money Market Fund


                               By: /s/ Elizabeth A. Smith
                                   ________________________________
                                     Elizabeth A. Smith
                                     Assistant Secretary

Accepted and Agreed:

EVERGREEN SERVICE COMPANY



By: /s/ Ann Marie Becker
   ___________________________
     Ann Marie Becker
     Managing Director

    Dated as of March 1, 2002

                         CONSENT OF INDEPENDENT AUDITORS

The Trustees and Shareholders
Evergreen Select Money Market Trust

We consent to the use of our report dated August 2, 2002 for the SNAPsm Fund, a portfolio of Evergreen Select Money Market Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectus and "Independent Auditors" in the Statement of Additional Information.

                                               /s/ KPMG LLP

Boston, Massachusetts
October 25, 2002

                                            October 25, 2002


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:       Evergreen Select Money Market Trust (the "Trust")
               Post-Effective Amendment No. 24 to Registration Statement No. 333-37227/811-08405

Ladies and Gentlemen:

     On behalf of the Evergreen Select Money Market Trust, a Delaware business trust (the "Registrant"), I submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

         This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of (i) bringing the Funds' financial statements up to date pursuant to Section 10(a)(3) of the 1933 Act and (ii) to make such other non-material changes as the Trust may deem appropriate.

         To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

         If you have any questions or would like further information, please call me at (617) 210-3676.

                                                 Sincerely yours,

                                                 /s/ Catherine F. Kennedy

                                                 Catherine F. Kennedy

Enclosure